Derivative Instruments and Hedging Activities Location and Amount of Gains and Losses Gross of Tax on Derivative Instruments and Related Hedge Items (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	$ (24)	$ 18	$ 77
Foreign currency exchange derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(3)	1	(8)
Foreign currency exchange derivatives | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(12)	18	25
Foreign currency exchange derivatives | Provision for income taxes
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	0	0	(5)
Equity swap | Selling, general and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(9)	(1)	65
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	(9)	0
Amount of Gain (Loss) Recognized in AOCI on Derivative	(7)	4
Cash Flow Hedging | Foreign currency exchange derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivative	(5)	0
Cash Flow Hedging | Foreign currency exchange derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	1	(2)
Cash Flow Hedging | Commodity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivative	(7)	(2)
Cash Flow Hedging | Commodity derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	(11)	1
Cash Flow Hedging | Forward Treasury Locks
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivative	5	6
Cash Flow Hedging | Forward Treasury Locks | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	1	1
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	0	0	0
Fair Value Hedging | Interest rate swaps | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	7	5	(2)
Fair Value Hedging | Fixed rate debt swapped to floating | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	$ (7)	$ (5)	$ 2